Regulatory Capital Requirements	6 Months Ended
Jun. 30, 2021
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Regulatory Capital Requirements

Note 18 - Regulatory Capital Requirements

The primary objectives of capital management are to ensure compliance with regulatory requirements and to maintain a solid risk rating and healthy capital ratios. During 2021 and 2020, the Bank has complied fully with all capital requirements.

In accordance with the General Banking Law, the Bank must maintain a minimum ratio of Regulatory Capital to Consolidated Risk-Weighted Assets of 8%, net of required provisions, and a minimum ratio of Core Capital to Total Consolidated Assets of 3%, net of required provisions. However, after the merger, the CMF determined that the Bank’s Regulatory Capital could not be less than 10% of its Risk-Weighted Assets. For this purpose, the Bank has applied the dispose in the Chapter 12-1 “Heritage for legal and regulatory purposes” of RAN.

Assets are weighted using risk categories, which are assigned a risk percentage based on the capital needed to back up each asset. There are 5 risk categories (0%, 10%, 20%, 60% and 100%) and additionally a category intermediate with a risk weighting percentage of 2%. For example, cash, due from Banks and financial instruments issued by the Chilean Central Bank have 0% risk, which means that, in accordance with current standards, no capital is required to back these assets. Bank have 100% risk, which means that a minimum capital equivalent to 8% of the value of these assets is needed. In the case of Itaú, it uses 10%.

All derivative instruments traded off-market are taken into account to determine risk assets using conversion factors over notional values, thus calculating the value of the credit risk exposure (or "credit equivalent"). For weighting purposes, “credit equivalent” also considers contingent loans not recorded in the Consolidated Statement of Financial Position.

Note 18 - Regulatory Capital Requirements, continued

According to local regulations, as of June 30, 2021 and December 31, 2020, the relation between assets and risk weighted assets is as follow:

	Consolidated assets		Risk-weighted assets
	As of June 30,	As of December 31,	As of June 30,	As of December 31,
	2021	2020	2021	2020
	MCh$	MCh$	MCh$	MCh$
Assets balance (net of allowances)
Cash and deposits in banks	2,875,942	3,089,072	—	—
Cash items in process of collection	442,662	173,192	84,245	30,919
Trading securities	300,424	580,369	63,248	90,149
Investments under resale agreements	122,998	105,580	122,998	97,525
Financial derivative contract (*)	1,137,961	1,302,692	745,255	859,464
Interbank loans	57,489	7,115	57,489	7,115
Loans and accounts receivable from customers	22,113,418	21,685,269	18,741,810	18,634,870
Available for sale investments	3,907,850	3,964,720	288,703	334,632
Held to maturity investments	173,232	111,643	113,071	49,627
Investments in companies	12,035	11,983	12,035	11,983
Intangible	702,939	718,683	210,427	226,171
Fixed assets	50,893	56,020	50,893	56,020
Right-of-use asset under lease agreements	150,703	170,603	150,703	170,603
Current taxes	100,123	64,699	10,012	6,470
Deferred taxes	275,276	314,112	27,528	31,411
Other assets	528,293	602,769	403,964	410,854
Off-balance sheet assets
Contingent loans	2,930,959	2,381,233	1,758,575	1,428,740
Totals	35,883,197	35,339,754	22,840,956	22,446,553

(*)    Items presented at their Equivalent Credit Risk value, in accordance with the provisions of Chapter 12 1 “Equity for Legal and Regulatory Effects” of the RAN, issued by the Commission for the Financial Market (former SBIF).

Note 18 - Regulatory Capital Requirements, continued

	Amount			Ratio
	As of June 30,	As of December 31,		As of June 30,	As of December 31,
	2021	2020		2021	2020
	MCh$	MCh$		%	%
Basic capital	2,297,933	2,315,411	(a)	6.40	6.54	(c)
Effective equity	2,976,143	3,044,661	(b)	13.03	13.56	(d)

(*)    Includes transactions denominated in foreign currencies but that are settled in pesos.

(a)   Basic Capital Corresponds to the net amount that must be shown in the Consolidated Financial Statements filed with the CMF under the line item “Equity attributable to equity holders of the Bank” as indicated in the Compendium of Accounting Standards.

(b)   Based on the consolidated financial statements filed with CMF, the effective net equity of a bank is the sum of (i) a bank’s basic capital, (ii) subordinated bonds issued by a bank valued at their placement price up to 50% of its net capital base; provided that the value of the bonds shall decrease 20% for each year that lapses during the period commencing six years prior to their maturity and (iii) voluntary loan loss allowances in an amount up to 1.25% of a bank’s risk-weighted assets (if a bank has goodwill, this value would be required to be deducted from the calculation of the effective net equity). The calculation of the effective net equity does not include the capital contributions made to subsidiaries of a bank and is made on a consolidated basis rather than on an unconsolidated basis.

(c)   Consolidated basic capital ratio corresponding to basic capital divided by total assets for capital purposes (includes items outside the Consolidated Financial Statements).

(d)   Consolidated solvency ratio corresponds to the ratio of effective equity to weighted assets.

The shareholders’ agreement established an “Optimal Regulatory Capital” with respect to Itaú Corpbanca Chile and Colombia, which must be, at any date, the highest between 120% of the minimum regulatory capital ratio established by the respective legislation and the average of the regulatory capital ratio of the 3 largest private Banks in the respective country, multiplied by the consolidated risk-weighted assets (APR) of the Chilean or Colombian Bank, as applicable, on the date that is one year from the last day of the fiscal year more recent, assuming that the assets weighted by their level of risk grow during that year at a rate equal to the Minimum Growth Rate. The Bank, in consolidated terms (owners of the Bank), as of June 30, 2021, maintains a total equity of Ch$2,297,933 million (Ch$2,315,411 million in December 2020) in the Consolidated Financial Statements filed with the CMF, according to local regulations.

As of June 30, 2021 and December 31, 2020, the Bank is in compliance with the “Optimal Regulatory Capital” requirements, as well as with all financial covenants related to regulatory capital requirements.